[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2002

CREDIT SUISSE TRUST
- SMALL CAP GROWTH PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES
AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For the 12 months ended December 31, 2002, Credit Suisse Trust -- Small Cap Growth Portfolio (the "Portfolio") had a loss of 33.69%, versus a decline of 30.26% for the Russell 2000 Growth Index.(1)

   The year was another poor one for stocks. While equity markets rallied in late 2001, rebounding from their post-September 11 plunge, conditions steadily worsened well into 2002. Despite the avoidance of recession, markets were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks, a fading of economic optimism and a clouded profit outlook. Selling pressure was broad-based, and most sectors of the stock market had significant losses for the 12 months.

   The Portfolio's performance reflected the difficult investment environment in the period, with most of its holdings suffering losses amid the selloff. The Portfolio's technology holdings had the largest declines, reflecting a broader market trend. One factor that hurt the Portfolio's relative return was its underweighting in the financial-services sector, which outperformed most sectors for the year. On a positive note, the Portfolio's transportation holdings had a gain for the year.

   As we look ahead, our view is that the economy should remain on a growth path, though the recovery might be a sluggish one for a few months at least. The Federal Reserve's aggressive reduction of interest rates over the past year has appeared to be less and less stimulative, and it may take time for other stimulative catalysts (e.g., tax cuts -- now on the table in Washington -- or an increase in corporate investment spending) to support investor confidence. Of course, the threat of war remains a wild card and could continue to unsettle markets on an ongoing basis.

   For our part, we will remain focused on what we believe are well-managed companies that we believe can successfully execute their business models. Companies we favor at present include media names, especially radio companies that are picking up market share from newspapers. We believe that advertising revenues will remain supportive as 2003 progresses.

   Elsewhere of note, we intend to remain overweighted in health care, at least over the near-to-intermediate term. Our holdings continue to include medical-devices and services companies that we feel are delivering good earnings results. Regarding the consumer area, we have some concerns over retailers in general, and have trimmed certain positions. We continue to view

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technology cautiously, and do not plan to have an aggressive weighting anytime soon. However, we are identifying companies trading at what we consider to be compelling valuations, and will look for opportunities to selectively increase our exposure going forward.

Elizabeth B. Dater                          Sammy Oh
Co-Portfolio Manager                        Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
                      AND THE RUSSELL 2000 GROWTH INDEX(1)
                      FROM INCEPTION (6/30/95). (UNAUDITED)

               CREDIT SUISSE TRUST -- SMALL CAP      RUSSELL 2000 GROWTH
                  GROWTH PORTFOLIO -- $12,346        INDEX(1) -- $10,101
 6/30/1995                 $   10,000                     $   10,000
 7/31/1995                 $   10,320                     $   10,779
 8/31/1995                 $   11,040                     $   10,912
 9/30/1995                 $   11,560                     $   11,137
10/31/1995                 $   11,190                     $   10,589
11/30/1995                 $   11,990                     $   11,057
12/31/1995                 $   12,510                     $   11,302
 1/31/1996                 $   12,360                     $   11,208
 2/29/1996                 $   12,840                     $   11,719
 3/31/1996                 $   13,130                     $   11,951
 4/30/1996                 $   14,420                     $   12,868
 5/31/1996                 $   15,150                     $   13,528
 6/30/1996                 $   14,280                     $   12,649
 7/31/1996                 $   12,690                     $   11,105
 8/31/1996                 $   13,700                     $   11,927
 9/30/1996                 $   14,370                     $   12,541
10/31/1996                 $   13,920                     $   12,000
11/30/1996                 $   13,930                     $   12,334
12/31/1996                 $   14,250                     $   12,575
 1/31/1997                 $   14,580                     $   12,889
 2/28/1997                 $   13,520                     $   12,110
 3/31/1997                 $   12,440                     $   11,256
 4/30/1997                 $   12,250                     $   11,125
 5/31/1997                 $   13,980                     $   12,798
 6/30/1997                 $   14,620                     $   13,232
 7/31/1997                 $   15,400                     $   13,910
 8/31/1997                 $   15,820                     $   14,327
 9/30/1997                 $   17,210                     $   15,470
10/31/1997                 $   16,420                     $   14,541
11/30/1997                 $   16,140                     $   14,194
12/31/1997                 $   16,480                     $   14,202
 1/31/1998                 $   15,860                     $   14,013
 2/28/1998                 $   17,230                     $   15,250
 3/31/1998                 $   18,110                     $   15,890
 4/30/1998                 $   18,230                     $   15,987
 5/31/1998                 $   16,840                     $   14,826
 6/30/1998                 $   17,270                     $   14,977
 7/31/1998                 $   15,620                     $   13,727
 8/31/1998                 $   12,460                     $   10,558
 9/30/1998                 $   13,350                     $   11,629
10/31/1998                 $   13,870                     $   12,235
11/30/1998                 $   14,880                     $   13,184
12/31/1998                 $   16,010                     $   14,377
 1/31/1999                 $   16,400                     $   15,024
 2/28/1999                 $   14,840                     $   13,650
 3/31/1999                 $   15,500                     $   14,136
 4/30/1999                 $   15,500                     $   15,384
 5/31/1999                 $   15,590                     $   15,408
 6/30/1999                 $   17,090                     $   16,220
 7/31/1999                 $   17,050                     $   15,719
 8/31/1999                 $   16,980                     $   15,131
 9/30/1999                 $   17,700                     $   15,423
10/31/1999                 $   19,000                     $   15,817
11/30/1999                 $   22,040                     $   17,490
12/31/1999                 $   27,070                     $   20,573
 1/31/2000                 $   26,532                     $   20,381
 2/29/2000                 $   36,017                     $   25,123
 3/31/2000                 $   31,275                     $   22,482
 4/30/2000                 $   26,832                     $   20,212
 5/31/2000                 $   24,146                     $   18,442
 6/30/2000                 $   27,721                     $   20,825
 7/31/2000                 $   24,807                     $   19,040
 8/31/2000                 $   28,227                     $   21,043
 9/30/2000                 $   26,129                     $   19,997
10/31/2000                 $   24,125                     $   18,374
11/30/2000                 $   20,219                     $   15,038
12/31/2000                 $   22,167                     $   15,958
 1/31/2001                 $   22,220                     $   17,250
 2/28/2001                 $   19,310                     $   14,885
 3/31/2001                 $   16,758                     $   13,532
 4/30/2001                 $   19,203                     $   15,188
 5/31/2001                 $   18,898                     $   15,540
 6/30/2001                 $   19,163                     $   15,964
 7/31/2001                 $   18,127                     $   14,603
 8/31/2001                 $   16,944                     $   13,690
 9/30/2001                 $   14,060                     $   11,480
10/31/2001                 $   15,642                     $   12,585
11/30/2001                 $   17,263                     $   13,636
12/31/2001                 $   18,618                     $   14,485
 1/31/2002                 $   17,981                     $   13,969
 2/28/2002                 $   16,505                     $   13,065
 3/31/2002                 $   17,861                     $   14,201
 4/30/2002                 $   17,302                     $   13,894
 5/31/2002                 $   16,092                     $   13,081
 6/30/2002                 $   14,578                     $   11,972
 7/31/2002                 $   12,240                     $   10,132
 8/31/2002                 $   12,067                     $   10,127
 9/30/2002                 $   11,522                     $    9,396
10/31/2002                 $   12,279                     $    9,871
11/30/2002                 $   13,222                     $   10,849
12/31/2002                 $   12,346                     $   10,101

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002

 1 YEAR                    5 YEAR                  SINCE INCEPTION
 ------                    ------                  ---------------
(33.69%)                   (5.61%)                      2.85%

----------
(1) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2002

                                                    NUMBER OF
                                                      SHARES                 VALUE
                                                   -----------          --------------
COMMON STOCKS (94.8%)
AIR FREIGHT & COURIERS (1.2%)
     J.B. Hunt Transport Services, Inc.*               198,700          $    5,821,910
                                                                        --------------
AUTO COMPONENTS (1.3%)
     BorgWarner, Inc.                                  132,300               6,670,566
                                                                        --------------
BANKS (2.4%)
     IndyMac Bancorp, Inc.*                            290,700               5,375,043
     Westamerica Bancorp.                              159,100               6,392,638
                                                                        --------------
                                                                            11,767,681
                                                                        --------------
BIOTECHNOLOGY (2.9%)
     Affymetrix, Inc.*                                 450,100              10,302,789
     Cubist Pharmaceuticals, Inc.*                     228,000               1,876,440
     Lynx Therapeutics, Inc.*                          346,900                 142,229
     OSI Pharmaceuticals, Inc.*                        121,000               1,984,400
                                                                        --------------
                                                                            14,305,858
                                                                        --------------
CHEMICALS (3.4%)
     Airgas, Inc.*                                     258,600               4,460,850
     Albemarle Corp.                                    89,600               2,549,120
     Cambrex Corp.                                     187,900               5,676,459
     Minerals Technologies, Inc.                       102,200               4,409,930
                                                                        --------------
                                                                            17,096,359
                                                                        --------------
COMMERCIAL SERVICES & SUPPLIES (3.2%)
     Education Management Corp.*                       255,300               9,599,280
     Kroll, Inc.*                                      177,300               3,382,884
     Moore Corporation Ltd.*                           329,300               2,996,630
                                                                        --------------
                                                                            15,978,794
                                                                        --------------
COMMUNICATIONS EQUIPMENT (3.1%)
     Adaptec, Inc.*                                    713,500               4,031,275
     InterDigital Communications Corp.*                441,900               6,429,645
     Polycom, Inc.*                                    544,200               5,175,342
                                                                        --------------
                                                                            15,636,262
                                                                        --------------
COMPUTERS & PERIPHERALS (1.1%)
     Avid Technology, Inc.*                            240,100               5,510,295
                                                                        --------------
CONSTRUCTION & ENGINEERING (0.9%)
     Granite Construction, Inc.                        292,550               4,534,525
                                                                        --------------
CONTAINERS & PACKAGING (2.2%)
     Constar International, Inc.*                      401,300               4,715,275
     Crown Cork & Seal Company, Inc.*                  808,700               6,429,165
                                                                        --------------
                                                                            11,144,440
                                                                        --------------
DIVERSIFIED FINANCIALS (1.1%)
     Affiliated Managers Group, Inc.*                  110,600               5,563,180
                                                                        --------------

                 See Accompanying Notes to Financial Statements.

                                                    NUMBER OF
                                                      SHARES                 VALUE
                                                   -----------          --------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
     APW, Ltd.*^#                                      973,200          $            0
     Fisher Scientific International, Inc.*            150,500               4,527,040
                                                                        --------------
                                                                             4,527,040
                                                                        --------------
ENERGY EQUIPMENT & SERVICES (1.9%)
     FMC Technologies, Inc.*                           252,300               5,154,489
     Newpark Resources, Inc.*                        1,014,700               4,413,945
                                                                        --------------
                                                                             9,568,434
                                                                        --------------
FOOD & DRUG RETAILING (2.7%)
     Duane Reade, Inc.*                                256,100               4,353,700
     Performance Food Group Co.*                       274,500               9,324,491
                                                                        --------------
                                                                            13,678,191
                                                                        --------------
FOOD PRODUCTS (2.0%)
     Delta and Pine Land Co.                           273,400               5,580,094
     Hain Celestial Group, Inc.*                       281,500               4,278,800
                                                                        --------------
                                                                             9,858,894
                                                                        --------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.1%)
     SonoSite, Inc.*                                   221,600               2,896,312
     Therasense, Inc.*                                 295,500               2,467,425
                                                                        --------------
                                                                             5,363,737
                                                                        --------------
HEALTHCARE PROVIDERS & SERVICES (14.8%)
     AdvancePCS*                                       288,800               6,414,248
     Alliance Imaging, Inc.*                           295,300               1,565,090
     Apria Healthcare Group, Inc.*                     302,200               6,720,928
     Community Health Systems, Inc.*                   527,300              10,857,107
     Coventry Health Care, Inc.*                       405,200              11,762,956
     DaVita, Inc.*                                     186,218               4,593,998
     Henry Schein, Inc.*                               166,900               7,510,500
     LifePoint Hospitals, Inc.*                        337,400              10,098,719
     Mid Atlantic Medical Services, Inc.*              227,300               7,364,520
     Renal Care Group, Inc.*                           224,100               7,090,524
                                                                        --------------
                                                                            73,978,590
                                                                        --------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
     CKE Restaurants, Inc.*                            579,600               2,492,280
     Penn National Gaming, Inc.*                       292,100               4,679,442
                                                                        --------------
                                                                             7,171,722
                                                                        --------------
INSURANCE (2.6%)
     HCC Insurance Holdings, Inc.                      353,300               8,691,180
     U.S.I. Holdings Corp.*                            377,500               4,435,625
                                                                        --------------
                                                                            13,126,805
                                                                        --------------
INTERNET & CATALOG RETAIL (1.7%)
     ValueVision Media, Inc. Class A*                  572,200               8,571,556
                                                                        --------------

                 See Accompanying Notes to Financial Statements

                                                    NUMBER OF
                                                      SHARES                 VALUE
                                                   -----------          --------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (2.5%)
     Chordiant Software, Inc.*                         738,300          $    1,063,152
     DoubleClick, Inc.*                                824,600               4,691,974
     MatrixOne, Inc.*                                  873,700               3,756,910
     Openwave Systems, Inc.*                         1,598,300               3,196,600
                                                                        --------------
                                                                            12,708,636
                                                                        --------------
IT CONSULTING & SERVICES (2.1%)
     CACI International, Inc. Class A*                 294,000              10,478,160
                                                                        --------------
MACHINERY (0.8%)
     Oshkosh Truck Corp.                                66,600               4,095,900
                                                                        --------------
MEDIA (8.6%)
     Cumulus Media, Inc. Class A*                      463,700               6,895,219
     Emmis Communications Corp. Class A*               375,600               7,823,748
     Entercom Communications Corp.*                    153,600               7,206,912
     Getty Images, Inc.*                               295,600               9,030,580
     Insight Communications Company, Inc.*             432,400               5,353,112
     Scholastic Corp.*                                 191,400               6,880,830
                                                                        --------------
                                                                            43,190,401
                                                                        --------------
OIL & GAS (5.2%)
     Newfield Exploration Co.*                         139,200               5,018,160
     Pogo Producing Co.                                135,800               5,058,550
     Remington Oil & Gas Corp.*                        158,700               2,604,267
     Spinnaker Exploration Co.*                        216,800               4,780,440
     Stone Energy Corp.*                               256,600               8,560,176
                                                                        --------------
                                                                            26,021,593
                                                                        --------------
PHARMACEUTICALS (5.2%)
     K-V Pharmaceutical Co. Class A*                   166,100               3,853,520
     Medicis Pharmaceutical Corp. Class A*             248,100              12,323,127
     Scios, Inc.*                                      130,500               4,251,690
     Sepracor, Inc.*                                   587,100               5,677,257
                                                                        --------------
                                                                            26,105,594
                                                                        --------------
ROAD & RAIL (1.0%)
     Swift Transportation Company, Inc.*               260,100               5,206,682
                                                                        --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.3%)
     Brooks-PRI Automation, Inc.*                      296,407               3,396,824
     Cymer, Inc.*                                      177,200               5,714,700
     Integrated Circuit Systems, Inc.*                 230,600               4,208,450
     Semtech Corp.*                                    321,100               3,506,412
     Varian Semiconductor Equipment Associates, Inc.*  195,400               4,642,900
                                                                        --------------
                                                                            21,469,286
                                                                        --------------

                 See Accompanying Notes to Financial Statements.

                                                    NUMBER OF
                                                      SHARES                 VALUE
                                                   -----------          --------------
COMMON STOCKS (CONCLUDED)
SOFTWARE (7.9%)
     Agile Software Corp.*                             604,000          $    4,674,960
     Business Objects SA ADR*                          157,200               2,358,000
     Caminus Corp.*                                    460,200               1,076,868
     Documentum, Inc.*                                 474,620               7,432,549
     Informatica Corp.*                                686,000               3,951,360
     Legato Systems, Inc.*                             838,700               4,218,661
     Manugistics Group, Inc.*                        1,293,200               3,103,680
     NetIQ Corp.*                                      365,800               4,517,630
     QRS Corp.*                                        206,750               1,364,757
     Radiant Systems, Inc.*                            733,950               7,067,938
                                                                        --------------
                                                                            39,766,403
                                                                        --------------
SPECIALTY RETAIL (3.6%)
     Gymboree Corp.*                                   287,100               4,553,406
     Hot Topic, Inc.*                                  285,650               6,535,672
     Linens 'n Things, Inc.*                           318,400               7,195,840
                                                                        --------------
                                                                            18,284,918
                                                                        --------------
TEXTILES & APPAREL (0.7%)
     Tommy Hilfiger Corp.*                             475,200               3,302,640
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
     MSC Industrial Direct Company, Inc. Class A*      286,500               5,085,375
                                                                        --------------
TOTAL COMMON STOCKS (Cost $602,753,989)                                    475,590,427
                                                                        --------------
PREFERRED STOCK (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)**
     Planetweb, Inc.*++ (Cost $3,944,440)              726,200                  50,834
                                                                        --------------
WARRANTS (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     APW, Ltd., expires 7/31/09*^#                       1,443                       0
                                                                        --------------
METALS & MINING (0.0%)
     Southern Mineral Corp. strike $4.21,
       expires 10/13/60*^                               41,651                  20,825
                                                                        --------------
TOTAL WARRANTS (Cost $31,793)                                                   20,825
                                                                        --------------

                 See Accompanying Notes to Financial Statements.

                                                        PAR
                                                       (000)                 VALUE
                                                     ---------          --------------
SHORT-TERM INVESTMENT (5.8%)
     State Street Bank and Trust Co. Euro Time
     Deposit, 1.188%, 1/02/03 (Cost $28,983,000)     $  28,983          $   28,983,000
                                                                        --------------
TOTAL INVESTMENTS AT VALUE (100.6%)
 (Cost  $635,713,222)                                                      504,645,086

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                               (3,032,008)
                                                                        --------------
NET ASSETS (100.0%)                                                     $  501,613,078
                                                                        ==============

----------
*    Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

#    Company filed for bankruptcy 9/12/02.

++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

**   This represents less than 0.0% of net assets.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS
     Investments at value (Cost $635,713,222)                           $  504,645,086
     Cash                                                                          156
     Receivable for portfolio shares sold                                      500,353
     Dividend and interest receivable                                           59,869
     Prepaid expenses and other assets                                          20,940
                                                                        --------------
        Total Assets                                                       505,226,404
                                                                        --------------

LIABILITIES
     Advisory fee payable                                                      397,587
     Administrative services fee payable                                        95,381
     Trustees' fee payable                                                         607
     Payable for portfolio shares redeemed                                   2,999,909
     Other accrued expenses payable                                            119,842
                                                                        --------------
        Total Liabilities                                                    3,613,326
                                                                        --------------

NET ASSETS
     Capital stock, $0.001 par value                                            53,988
     Paid-in capital                                                       911,220,440
     Accumulated net realized loss on investments                         (278,593,214)
     Net unrealized depreciation from investments                         (131,068,136)
                                                                        --------------
        Net Assets                                                      $  501,613,078
                                                                        ==============
     Shares outstanding                                                     53,987,542
                                                                        --------------
     Net asset value, offering price, and redemption price per share    $         9.29
                                                                        ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2002

INVESTMENT INCOME
     Dividends                                                                  $       479,508
     Interest                                                                           769,357
                                                                                ---------------
        Total investment income                                                       1,248,865
                                                                                ---------------

EXPENSES
     Investment advisory fees                                                         5,846,957
     Administrative services fees                                                     1,046,265
     Printing fees                                                                      268,665
     Custodian fees                                                                      64,703
     Legal fees                                                                          39,871
     Insurance expense                                                                   38,016
     Audit fees                                                                          34,228
     Transfer agent fees                                                                 28,274
     Trustees' fees                                                                       3,981
     Miscellaneous expense                                                               15,076
                                                                                ---------------
        Total expenses                                                                7,386,036
                                                                                ---------------
           Net investment loss                                                       (6,137,171)
                                                                                ---------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
     Net realized loss from investments                                             (93,216,515)
     Net change in unrealized appreciation (depreciation) from investments         (185,741,706)
                                                                                ---------------
     Net realized and unrealized loss from investments                             (278,958,221)
                                                                                ---------------
     Net decrease in net assets resulting from operations                       $  (285,095,392)
                                                                                ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR         FOR THE YEAR
                                                                       ENDED                ENDED
                                                                DECEMBER 31, 2002    DECEMBER 31, 2001
                                                                -----------------    -----------------
FROM OPERATIONS
  Net investment loss                                           $      (6,137,171)   $      (6,204,363)
  Net realized loss on investments                                    (93,216,515)        (147,465,504)
  Net change in unrealized appreciation (depreciation)
    from investments                                                 (185,741,706)         (25,527,060)
                                                                -----------------    -----------------
    Net decrease in net assets resulting from operations             (285,095,392)        (179,196,927)
                                                                -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                        112,470,536          180,351,851
  Net asset value of shares redeemed                                 (190,580,987)        (237,517,623)
                                                                -----------------    -----------------
    Net decrease in net assets from capital share transactions        (78,110,451)         (57,165,772)
                                                                -----------------    -----------------
  Net decrease in net assets                                         (363,205,843)        (236,362,699)

NET ASSETS
  Beginning of year                                                   864,818,921        1,101,181,620
                                                                -----------------    -----------------
  End of year                                                   $     501,613,078    $     864,818,921
                                                                =================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------
                                                 2002        2001          2000(1)           1999           1998
                                              ---------   ----------    ------------     -----------     ---------
PER SHARE DATA
  Net asset value, beginning of period        $   14.01   $    16.68    $      26.20     $     16.01     $   16.48
                                              ---------   ----------    ------------     -----------     ---------
INVESTMENT OPERATIONS
  Net investment loss                             (0.11)       (0.10)          (0.15)          (0.12)        (0.06)
  Net gain (loss) on investments
    (both realized and unrealized)                (4.61)       (2.57)          (4.60)          11.07         (0.41)
                                              ---------   ----------    ------------     -----------     ---------
       Total from investment operations           (4.72)       (2.67)          (4.75)          10.95         (0.47)
                                              ---------   ----------    ------------     -----------     ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains              --           --           (4.77)          (0.76)           --
                                              ---------   ----------    ------------     -----------     ---------
       Total distributions                           --           --           (4.77)          (0.76)           --
                                              ---------   ----------    ------------     -----------     ---------
NET ASSET VALUE, END OF PERIOD                $    9.29   $    14.01    $      16.68     $     26.20     $   16.01
                                              =========   ==========    ============     ===========     =========

       Total return(2)                           (33.69)%     (16.01)%        (18.11)%         69.08%        (2.85)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $ 501,613   $  864,819    $  1,101,182     $ 1,272,542     $ 734,902
    Ratio of expenses to average net assets        1.14%        1.12%(3)        1.13%(3)        1.15%(3)      1.14%(3)
    Ratio of net investment loss to average
      net assets                                  (0.94)%      (0.73)%         (0.57)%         (0.72)%       (0.51)%
  Portfolio turnover rate                            69%          91%             85%            122%           66%

----------
(1) Certain distribution amounts have been reclassified to conform to the current year presentation.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's net operating expense ratio after reflecting these arrangements were 1.12%, 1.11%, 1.14%, and 1.14% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively. For the year ended December 31, 2002, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio many not be available in connection with a particular contract or plan. The Trust was organized under laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolio in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan during the year ended December 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Portfolio to act as the Portfolio's securities lending agent. CSFB has agreed to charge the Portfolio fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .90% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned were $5,846,957.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective May 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2002, co-administrative services fees earned by CSAMSI were $649,662.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                     ANNUAL RATE
       ------------------------         ---------------------------------
       First $500 million               .075% of average daily net assets
       Next $1 billion                  .065% of average daily net assets
       Over $1.5 billion                .055% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned by PFPC (including out of pocket expenses) were $193,374.

   For its co-administrative services, SSB receives a fee, exclusive of out-of pocket expenses, based on the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

       AVERAGE DAILY NET ASSETS                     ANNUAL RATE
       ------------------------         ---------------------------------
       First $5 billion                 .050% of average daily net assets
       Next $5 billion                  .035% of average daily net assets
       Over $10 billion                 .020% of average daily net assets

   For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out of pocket expenses) were $203,229.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill earned $42,239 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended December 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $417,780,993 and $477,155,637, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain of the Portfolio's investments are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of December 31, 2002, value per share of such security and percent of net assets which the security represents.

                                     NUMBER                                           VALUE
SECURITY             SECURITY          OF       ACQUISTION                 FAIR        PER      PERCENTAGE
DESCRIPTION            TYPE          SHARES        DATE         COST       VALUE      SHARE    OF NET ASSETS
---------------   ---------------    -------    ----------  -----------   --------    ------   -------------
Planetweb, Inc.   Preferred Stock    726,200      9/08/00   $ 3,944,440   $ 50,834    $ 0.07       0.01%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                           FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                            DECEMBER 31, 2002    DECEMBER 31, 2001
                                           ------------------   ------------------
  Shares sold                                   9,823,734           13,085,052
  Shares redeemed                             (17,552,678)         (17,401,082)
                                              -----------          -----------
  Net decrease                                 (7,728,944)          (4,316,030)
                                              ===========          ===========

   On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio were as follows:

                         NUMBER OF              APPROXIMATE PERCENTAGE
                       SHAREHOLDERS              OF OUTSTANDING SHARES
                       ------------             ----------------------
                             3                            83%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   There were no distributions in the year ended December 31, 2002.

   At December 31, 2002, the components of distributable earnings on a tax basis for the Portfolio were as follows:

       Accumulated realized loss                  $  (276,208,216)
       Unrealized depreciation                       (133,453,134)
                                                  ---------------
                                                  $  (409,661,350)
                                                  ===============

   At December 31, 2002, the Portfolio had capital loss carryovers available to offset possible future capital gains as follows:

                                   EXPIRES OCTOBER 31,
                            ----------------------------
                                 2009            2010
                            -------------   ------------
                            $ 177,434,138   $ 93,228,766

   Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolio elected to defer net losses arising between November 1, 2002 and December 31, 2002 of $5,545,312.

   At December 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows $638,098,220, $53,322,488, $(186,775,622) and $(133,453,134), respectively.

   At December 31, 2002, the Portfolio reclassified $6,137,171 and $1 to accumulated undistributed net investment loss and accumulated net realized loss, respectively from investments to paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of losses deferred due to wash sales and net operating losses. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust -- Small Cap Growth Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Growth Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                              TERM                                NUMBER OF
                                              OF OFFICE(1)                        PORTFOLIOS IN
                                              AND                                 FUND
                               POSITION(S)    LENGTH        PRINCIPAL             COMPLEX         OTHER
                               HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST          SERVED        PAST FIVE YEARS       TRUSTEE         HELD BY TRUSTEE
---------------------          -----------    ------------  --------------------  -------------   ---------------
INDEPENDENT TRUSTEES

Richard H. Francis             Trustee and    Since         Currently retired;    54              None
c/o Credit Suisse Asset        Audit          1999          Executive Vice
Management, LLC.               Committee                    President and
466 Lexington Avenue           Member                       Chief Financial
New York, New York                                          Officer of Pan Am
10017-3140                                                  Corporation and
                                                            Pan American
Age: 70                                                     World Airways,
                                                            Inc. from 1988 to
                                                            1991

Jack W. Fritz                  Trustee and    Since         Private investor;     53              Director of
2425 North Fish Creek Road     Audit          Trust         Consultant and                        Advo, Inc.
P.O. Box 1287                  Committee      Inception     Director of Fritz                     (direct mail
Wilson, Wyoming 83014          Member                       Broadcasting,                         advertising)
                                                            Inc.
                                                            and Fritz
Age: 75                                                     Communications
                                                            (developers and
                                                            operators of
                                                            radio
                                                            stations) since
                                                            1987

Jeffrey E. Garten              Trustee and    Since         Dean of Yale          53              Director of
Box 208200                     Audit          1998(2)       School of                             Aetna, Inc.;
New Haven, Connecticut         Committee                    Management and                        Director of
06520-8200                     Member                       William S.                            Calpine Energy
                                                            Beinecke                              Corporation
                                                            Professor in the                      Director of
Age: 56                                                     Practice of                           CarMax Group
                                                            International                         (used car
                                                            Trade and                             dealers)
                                                            Finance;
                                                            Undersecretary of
                                                            Commerce for
                                                            International
                                                            Trade from
                                                            November 1993
                                                            to October 1995;
                                                            Professor at
                                                            Columbia University
                                                            from September
                                                            1992 to November
                                                            1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee on February 6, 1998. He resigned as Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                              TERM                                NUMBER OF
                                              OF OFFICE(1)                        PORTFOLIOS IN
                                              AND                                 FUND
                               POSITION(S)    LENGTH        PRINCIPAL             COMPLEX         OTHER
                               HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST          SERVED        PAST FIVE YEARS       TRUSTEE         HELD BY TRUSTEE
---------------------          -----------    ------------  --------------------  -------------   ---------------
INDEPENDENT TRUSTEES--
 (CONTINUED)

Peter F. Krogh                 Trustee and    Since         Dean Emeritus and     53              Member of
301 ICC                        Audit          2001          Distinguished                         Board
Georgetown University          Committee                    Professor                             of The Carlisle
Washington, DC 20057           Member                       of International                      Companies Inc.;
                                                            Affairs                               Member of
Age: 65                                                     at the Edmund A.                      Selection
                                                            Walsh School of                       Committee
                                                            Foreign Service,                      for Truman
                                                            Georgetown                            Scholars and
                                                            University;                           Henry Luce
                                                            Moderator of PBS                      Scholars; Senior
                                                            foreign affairs                       Associate of
                                                            television                            Center for
                                                            series                                Strategic and
                                                                                                  International
                                                                                                  Studies; Trustee
                                                                                                  of numerous
                                                                                                  world affairs
                                                                                                  organizations


James S. Pasman, Jr.           Trustee and    Since         Currently retired;    55              Director of
c/o Credit Suisse Asset        Audit          1999          President and Chief                   Education
Management, LLC.               Committee                    Operating Officer of                  Management
466 Lexington Avenue           Member                       National InterGroup,                  Corp.,
New York, New York                                          Inc. (holding
                                                            company)
                                                            from April 1989
Age: 71                                                     to March 1991;
                                                            Chairman of Permian
                                                            Oil Co. from April
                                                            1989 to March 1991

                                              TERM                                NUMBER OF
                                              OF OFFICE(1)                        PORTFOLIOS IN
                                              AND                                 FUND
                               POSITION(S)    LENGTH        PRINCIPAL             COMPLEX         OTHER
                               HELD WITH      OF TIME       OCCUPATION(S) DURING  OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST          SERVED        PAST FIVE YEARS       TRUSTEE         HELD BY TRUSTEE
---------------------          -----------    ------------  --------------------  -------------   ---------------
INDEPENDENT TRUSTEES--
 (CONTINUED)

Steven N. Rappaport            Trustee and    Since         Partner of Lehigh      54              None
Lehigh Court, LLC              Audit          1999          Court,
40 East 52nd Street            Committee                    LLC since July 2002;
New York, New York             Chairman                     President of Sungard
10022                                                       Securities Finance,
                                                            Inc.
Age: 54                                                     from 2001 to July
                                                            2002; President of
                                                            Loanet, Inc.
                                                            (on-line accounting
                                                            service) from 1995
                                                            to 2001; Director,
                                                            President, North
                                                            American Operations,
                                                            and former Executive
                                                            Vice President from
                                                            1992 to 1993 of
                                                            Worldwide Operations
                                                            of Metallurg Inc.
                                                            (manufacturer of
                                                            specialty metals and
                                                            alloys); Executive
                                                            Vice President,
                                                            Telerate, Inc.
                                                            (provider of
                                                            real-time
                                                            information to the
                                                            capital markets)
                                                            from 1987 to
                                                            1992; Partner in
                                                            the law firm of
                                                            Hartman & Craven
                                                            until 1987

INTERESTED TRUSTEE

William W. Priest(3)           Trustee        Since         Senior Partner and    60              None
Steinberg Priest                              1999          Fund Manager,
Capital Management                                          Steinberg Priest &
12 East 49th Street                                         Sloane Capital
12th Floor                                                  Management since
New York, New York                                          March 2001; Chairman
10017                                                       and Managing
                                                            Director of CSAM
Age: 61                                                     from 2000 to
                                                            February 2001, Chief
                                                            Executive Officer
                                                            and Managing Director
                                                            of CSAM from 1990 to
                                                            2000

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he provides consulting services to CSAM.

                                              TERM
                                              OF OFFICE(1)
                                              AND
                            POSITION(S)       LENGTH
                            HELD WITH         OF TIME
NAME, ADDRESS AND AGE       TRUST             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------       -----------       ---------        ----------------------------------------------
OFFICERS

Laurence R. Smith           Chairman          Since            Managing Director and Global Chief Investment Officer
Credit Suisse Asset                           2002             of CSAM; Associated with JP Morgan Investment
Management, LLC                                                Management from 1981 to 1999; Officer of other Credit
466 Lexington Avenue                                           Suisse Funds
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.            Vice President    Since            Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         and Secretary     1999             Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                           with CS First Boston Investment Management from 1994
New York, New York                                             to 1995; Associated with Division of Enforcement, U.S.
10017-3140                                                     Securities and Exchange Commission from 1991 to 1994;
                                                               Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro        Treasurer and     Since            Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Chief Financial   1999             Associated with CSAM since 1984; Officer of other Credit
Management, LLC             Officer                            Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 43

Gregory N. Bressler, Esq.   Assistant         Since            Director and Deputy General Counsel; Associated with
Credit Suisse Asset         Secretary         2000             CSAM since January 2000; Associated with the law firm of
Management, LLC                                                Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                           Officer of other Credit Suisse Funds
New York, New York
10017-3140

Age: 36

Kimiko T. Fields, Esq.      Assistant         Since            Vice President and Legal Counsel; Associated with CSAM
Credit Suisse Asset         Secretary         2002             since January 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

                                              TERM
                                              OF OFFICE(1)
                                              AND
                            POSITION(S)       LENGTH
                            HELD WITH         OF TIME
NAME, ADDRESS AND AGE       TRUST             SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------       -----------       ---------        ----------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. DelGuercio         Assistant         Since            Vice President and Administrative Officer of CSAM;
Credit Suisse Asset         Treasurer         1999             Associated with CSAM since June 1996; Assistant
Management, LLC                                                Treasurer, Bankers Trust Co. -- Fund Administration from
466 Lexington Avenue                                           March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                             Supervisor, Dreyfus Corporation from April 1987 to March
10017-3140                                                     1994; Officer of other Credit Suisse Funds

Age: 39

Joseph Parascondola         Assistant         Since            Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset         Treasurer         2000             since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                           Vice President, Weiss, Peck & Greer LLC from November
New York, New York                                             1995 to December 1998; Officer of other Credit Suisse
10017-3140                                                     Funds

Age: 39

Robert M. Rizza             Assistant         Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset         Treasurer         2002             Administrative Officer of CSAM from March 1998 to
Management, LLC                                                December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                           from April 1994 to March 1998; Officer of other Credit
New York, New York                                             Suisse Funds
10017-3140

Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

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